Lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities
As at January 1, 2019	$ 2,384,558	$ 2,384,558	$ 2,587,727	$ 2,587,727
Repayments	(318,245)
Foreign exchange	(17,391)
Interest and accretion expense	132,467
Balance End of period	$ 2,384,558
Less: Current portion		258,685
Long-term portion		$ 2,125,873